Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Income tax expense reconciled to loss
The Group’s income tax expense for each year can be reconciled to loss before tax as follows:

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Income/(loss) before income tax	(72,993)	(61,921)	45,442
Tax (benefit)/expense calculated at the domestic rates applicable in the respective countries	(9,930)	(8,441)	6,194
(Income not subject to tax)/expenses not deductible for tax purposes	(375)	462	(62)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	10,308	7,979	(6,132)
Effective income tax rate (benefit)/expense	3	—	—

Unrecognized deductible temporary differences, unused tax losses and unused tax credits
The below table details the total unrecognized deductible temporary differences, unused tax losses and unused tax credits:

	As of December 31,
In CHF thousands	2021	2020	2019
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Tax losses	197,152	121,948	64,125
Deductible temporary differences related to:
Right-of-use assets and lease liabilities, net	—	—	—
Retirement benefit plan	7,098	7,464	7,485
Total	204,250	129,412	71,610

Tax losses carry forwards and respective expiry dates
The following table details the tax losses carry forwards of the Company and their respective expiry dates:

	As of December 31,
In CHF thousands	2021	2020	2019
Tax losses split by expiry date:
December 31, 2024	15,231	15,231	15,231
December 31, 2025	48,894	48,894	48,894
December 31, 2026	—	—	—
December 31, 2027	57,824	57,824	—
December 31, 2028	75,204	—	—
Total unrecorded tax loss carryforwards	197,153	121,949	64,125